Consolidated Statements of Cash flows (Parenthetical)	12 Months Ended
	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)
Total consideration | $	$ 12,159,595
AI Solutions and Insurance Business, YX Management Company Limited and Yang Lou Dong | Class A ordinary shares
Number of shares issued | shares	155,660,951
Share price (in dollar per share) | $ / shares	$ 2
HM Management Company Limited | Class A ordinary shares
Number of shares issued | shares	16,663,427
Share price (in dollar per share) | $ / shares	$ 2.5
Caihou Capital (Shenzhen) Group Co., Ltd
Unpaid equity investment		¥ 15,000,000	$ 2,107,407
Ownership interest acquired (in percent)		25.00%
Total consideration | ¥		¥ 25,000,000